TAXATION - Additional information (Details) $ in Millions		12 Months Ended			24 Months Ended		36 Months Ended
	Mar. 16, 2007	Dec. 31, 2022 CNY (¥) entity	Dec. 31, 2021 CNY (¥) entity	Dec. 31, 2020 CNY (¥) entity	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2025	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018
Taxation
Statutory income tax rate (in percent)		25.00%	25.00%	25.00%
Income tax reduction period		3 years
Sharebased compensation expenses included in:		¥ 2,425,249,000	¥ 1,538,287,000	¥ 2,252,589,000
Net operating loss carryforwards		11,545,800,000	8,925,600,000	6,347,100,000	¥ 11,545,800,000	¥ 6,347,100,000			¥ 8,925,600,000	¥ 6,347,100,000
Deferred tax assets arose from net operating loss carryforwards provided for full valuation allowance		2,788,100,000	2,210,100,000	1,483,900,000	2,788,100,000	1,483,900,000			2,210,100,000	1,483,900,000
Deferred tax assets		2,702,600,000	2,153,500,000	1,483,900,000	2,702,600,000	1,483,900,000			2,153,500,000	1,483,900,000
Net operating loss carrying forward expected to be utilized prior to expiration		85,500,000	56,600,000	0	85,500,000	0			56,600,000	0
Net operating loss carryforwards will expire in the year ending December 31, 2023 through 2027		11,545,800,000			11,545,800,000
Income tax accrued on undistributed earnings		0	¥ 0	¥ 0	0	¥ 0			¥ 0	¥ 0
Undistributed profits from the PRC subsidiaries and VIEs for which no withholding tax had been accrued		22,400,000,000			22,400,000,000
Unrecognized Tax liabilities		¥ 2,240,000,000			¥ 2,240,000,000
Withholding income tax on dividends distributed by an VIE to its immediate holding company outside of China		10.00%
Enterprises within Catalogue of Encouraged Industries in Western Regions
Taxation
Preferential income tax rate (in percent)		15.00%	15.00%	15.00%
Hongkong
Taxation
Tax rate on assessable profits on the first HK dollar 2 million								8.25%
Assessable profits, under which the tax rate is 8.25%. | $								$ 2
Assessable profits, under which the tax rate is 16.5%. | $								$ 2
Statutory income tax rate (in percent)								16.50%
Foreign investor ownership in the shares of VIE		25.00%
Hongkong | Maximum
Taxation
Withholding income tax on dividends distributed by an VIE to its immediate holding company outside of China		5.00%
CN
Taxation
Statutory income tax rate (in percent)	25.00%
CN | Enterprises within Catalogue of Encouraged Industries in Western Regions
Taxation
Number of entities qualified | entity		6	6	6
Non-China operations
Taxation
Sharebased compensation expenses included in:		¥ 2,425,200,000	¥ 1,538,300,000	¥ 2,252,600,000
Amortization of the advertising resources and consumption of other marketing and cloud services provided by Tencent		0	10,400,000	175,700,000
Gains from investment in wealth management products		¥ 192,400,000	¥ 502,400,000	¥ 226,900,000
Beike Zhaofang
Taxation
Tax exemption period		2 years
Percentage of reduction in income tax for the next three years		50.00%
Income tax reduction period		3 years
Beike Zhaofang | High and new technology enterprise
Taxation
Preferential income tax rate (in percent)					15.00%			15.00%			15.00%
Beike Zhaofang | Software enterprise
Taxation
Preferential income tax rate (in percent)										12.50%
Beijing Beikeshidai
Taxation
Tax exemption period		2 years
Preferential income tax rate (in percent)		50.00%
Beijing Beikeshidai | High and new technology enterprise
Taxation
Preferential income tax rate (in percent)						15.00%			15.00%
Beijing Beikeshidai | High and new technology enterprise | Forecast
Taxation
Preferential income tax rate (in percent)							12.50%